Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	$ 263	$ 3,619	$ 3,989
Adjustments to reconcile net profit to net cash used in operating activities:
Depreciation of property, plant and equipment	52	47	36
Depreciation of right-of-use assets	417	412	163
Gain on other investments	(45)
Finance cost	93	116	9
Interest income	(191)	(185)	(106)
Net loss/(gain) on impairment of financial assets	(227)	4	236
Operating cashflow before changes in working capital	362	4,013	4,327
Changes in operating assets and liabilities:
Deferred offering cost		837	(837)
Inventories	284	(187)	(1,362)
Trade and other receivables	(1,392)	1,793	(4,811)
Trade and other payables	2,274	(11,293)	3,381
Amounts due from/(to) related parties	(1,231)	350	(356)
Income tax paid	(36)	(33)	(198)
Net cash (used in)/provided by operating activities	261	(4,520)	144
CASH FLOWS FROM INVESTING ACTIVITIES
Additions of right-of-use assets	(8)
Other investments	1,040	(1,000)
Interest income	191	185	106
Purchase of plant and equipment	(94)	(72)	(57)
Net cash (used in)/provided by investing activities	1,129	(887)	49
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares - net		7,187
Advances from directors		3
Advances/(Repayments) to shareholders	(52)	(5)	612
Dividends paid	(3,325)		(3,151)
Net repayments of lease liabilities	(390)	(361)	(202)
Interest paid	(93)	(116)	(9)
Net cash provided by/(used in) financing activities	(3,860)	6,708	(2,750)
Net increase/(decrease) in cash and cash equivalents	(2,470)	1,301	(2,557)
Effects of exchange rate changes on cash and cash equivalents	(92)	18	(106)
Cash and bank balances at beginning of year	7,703	6,384	9,047
Cash and bank balances at end of year	$ 5,141	$ 7,703	$ 6,384